Nationwide Inflation-Protected Securities Fund
FUND SUMMARY: NATIONWIDE INFLATION-PROTECTED SECURITIES FUND
Objective
The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 36 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 82 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Inflation-Protected Securities Fund	Class A Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.25%	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses Nationwide Inflation-Protected Securities Fund		Class A Shares	Institutional Class Shares
Management Fees		0.25%	0.25%
Distribution and/or Service (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.75%	0.50%
Total Annual Fund Operating Expenses		1.25%	0.75%
Fee Waiver/Expense Reimbursement	[2]	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.80%	0.30%
[1]	"Other Expenses" are estimated based on the Fund's projected average net assets for the current fiscal year.
[2]	Nationwide Mutual Fund (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.30% (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business) for all share classes until at least February 28, 2014. The expense limitation agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing in Nationwide Funds" on page 40 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Inflation-Protected Securities Fund (USD $)	1 Year	3 Years
Class A shares	503	762
Institutional Class shares	31	195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s inception on September 17, 2012 through October 31, 2012, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities (or "bonds") that are indexed or linked to the rate of inflation in the United States. Such inflation-protected securities are designed to protect the future purchasing power of the money invested in them. For the foreseeable future, the Fund's investment adviser and subadviser anticipate investing the Fund's assets primarily in Treasury Inflation Protected Securities ("TIPS"), which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, the Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase.

The Fund may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers. The Fund may invest in debt securities of any maturity, but is expected to maintain a dollar-weighted average maturity of between 5 and 15 years. The Fund's subadviser may sell securities in order to buy others that it believes will better serve the Fund's objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Inflation-protected bonds risk – because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise.

Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund's income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund.

There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund's investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the bond market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.